UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RULE 23c-2 NOTICE OF INTENTION TO REDEEM SECURITIES
UNDER THE INVESTMENT COMPANY ACT OF 1940

of

THE DENALI FUND INC.
2344 Spruce Street, Suite A
Boulder, CO 80302

Investment Company Act File No. 811-21200

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)          Title of Class of Securities of The Denali Fund Inc. (the “Fund”) to be Redeemed:

Auction Preferred Shares, Series A (CUSIP # 24823A201) (“APS”)

(2)          Date on which the Securities are to be Redeemed:

March 10, 2015

(3)          Applicable Provisions of the Governing Instrument Pursuant to which the Securities are to be Redeemed:

The APS are to be redeemed pursuant to Section 11 of Part I of the Fund’s Articles Supplementary, as accepted for record by the State Department of Assessments and Taxation of Maryland on February 3, 2003, fixing the terms of the APS, as amended.

(4)          Number of Shares and the Basis upon which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all of its 878 outstanding APS at a redemption price per share equal to the sum of $25,000 plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to (but not including) the date fixed for redemption.

Please note that this notice serves only to disclose a proposed redemption of the APS.  Such redemption remains subject to the Fund having sufficient funds available to it through a credit facility to fund the redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of February, 2015.

The Denali Fund Inc.

By:  /s/ Stephen C. Miller
Name: Stephen C. Miller
Title: President